Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 01, 2022	Sep. 30, 2022	Jul. 01, 2022	Nov. 10, 2020
KeyBank SST IV CMBS Loan
Business Acquisition [Line Items]
Debt		$ 40.5		$ 40.5
Fair market value discount on debt		0.1	$ 16.1	0.1
SST IV TCF Loan
Business Acquisition [Line Items]
Debt		$ 40.8		$ 40.8
SSGT II Merger Agreement
Business Acquisition [Line Items]
Intangible assets acquired	$ 8.0